Lease (Details) - Schedule of Right-of-use asset, net and Current lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of presents balances reported in the consolidated balance sheets related [Abstract]
Right-of-use asset, net	$ 206
Current lease liabilities	$ 184